Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Commitments
Schedule of annual minimum required and non-cancelable future payments related to the contractual obligations

	December 31, 2021	December 31, 2020
Purchase obligations	5,015	6,991
Purchase of energy	2,746	2,945
Total minimum payments required	7,761	9,936